Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 5,909,783	¥ 5,802,838	¥ 5,408,623
Total expense	[2]	4,301,441	5,369,618	4,537,781
Income (loss) before income tax expense (benefit)		1,608,342	433,220	870,842
Net income (loss) attributable to Mitsubishi UFJ Financial Group		1,117,298	305,955	718,645
Total assets at end of fiscal year		353,824,625	331,753,283	305,228,899
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	3,348,733	1,596,794	1,886,469
Total expense	[2]	2,316,323	2,565,895	2,204,147
Income (loss) before income tax expense (benefit)		1,032,410	(969,101)	(317,678)
Net income (loss) attributable to Mitsubishi UFJ Financial Group		627,138	(1,001,477)	(345,148)
Total assets at end of fiscal year		240,603,939	207,532,337	194,070,495
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	741,137	2,223,984	1,637,569
Total expense	[2]	713,441	1,051,164	1,012,978
Income (loss) before income tax expense (benefit)		27,696	1,172,820	624,591
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(231,116)	1,113,913	573,698
Total assets at end of fiscal year		49,478,851	60,587,867	49,987,389
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	356,112	89,412	222,267
Total expense	[2]	263,753	218,623	173,934
Income (loss) before income tax expense (benefit)		92,359	(129,211)	48,333
Net income (loss) attributable to Mitsubishi UFJ Financial Group		74,230	(140,372)	50,877
Total assets at end of fiscal year		21,126,639	19,099,410	21,535,278
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,134,233	1,326,426	1,157,946
Total expense	[2]	889,494	1,174,200	892,729
Income (loss) before income tax expense (benefit)		244,739	152,226	265,217
Net income (loss) attributable to Mitsubishi UFJ Financial Group		366,880	142,568	214,582
Total assets at end of fiscal year		31,368,443	30,845,864	27,992,986
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	329,568	566,222	504,372
Total expense	[2],[3]	118,430	359,736	253,993
Income (loss) before income tax expense (benefit)	[3]	211,138	206,486	250,379
Net income (loss) attributable to Mitsubishi UFJ Financial Group	[3]	280,166	191,323	224,636
Total assets at end of fiscal year	[3]	¥ 11,246,753	¥ 13,687,805	¥ 11,642,751

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.